Financial Assets at Fair Value through Other Comprehensive Income Noncurrent (Tables)	12 Months Ended
Dec. 31, 2020
Noncurrent Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Summary of Financial Assets at Fair Value through Other Comprehensive Income Noncurrent
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Domestic investments
Listed stocks	$2,454	$2,754
Non-listed stocks	4,566	4,325
Foreign investments
Non-listed stocks	134	114
	$7,154	$7,193